Quarterly financial information (Unaudited) - Additional paid-in capital (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Quarterly financial information (Unaudited)
Beginning Balance			$ (101,529)	$ (99,812)	$ (99,812)
Other comprehensive income			803	623
Total comprehensive income for the year, net of tax	$ 17,441	$ 15,053	31,694	9,934
Share-based payments and exercise of options			413	318
Repurchase of shares under the put options and expiration of the put options				3,963
Total transactions with shareholders			(59,598)	(28,828)
Ending Balance	(129,433)	(118,706)	(129,433)	(118,706)	(101,529)
Additional paid-in capital
Quarterly financial information (Unaudited)
Beginning Balance			29,831	25,531	25,531
Other comprehensive income			(66)	(138)
Total comprehensive income for the year, net of tax			(66)	(138)
Share-based payments and exercise of options			104	300
Repurchase of shares under the put options and expiration of the put options				3,963
Total transactions with shareholders			104	4,263
Ending Balance	$ 29,869	29,656	$ 29,869	29,656	29,831
As previously reported
Quarterly financial information (Unaudited)
Total comprehensive income for the year, net of tax				13,896
As previously reported | Additional paid-in capital
Quarterly financial information (Unaudited)
Beginning Balance				25,531	$ 25,531
Other comprehensive income				(138)
Total comprehensive income for the year, net of tax				(138)
Share-based payments and exercise of options				300
Repurchase of shares under the put options and expiration of the put options				0
Total transactions with shareholders				300
Ending Balance		25,693		25,693
Adjustment
Quarterly financial information (Unaudited)
Total comprehensive income for the year, net of tax				(3,964)
Adjustment | Additional paid-in capital
Quarterly financial information (Unaudited)
Repurchase of shares under the put options and expiration of the put options				3,964
Total transactions with shareholders				3,964
Ending Balance		$ 3,964		$ 3,964